Summary of significant accounting policies - Estimated Useful Lives of Intangible Assets (Details)	Mar. 31, 2024
Customer relationships | Minimum
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	16 years
Customer relationships | Maximum
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	23 years
Order backlog
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Trade names
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	3 years
Patient database
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	7 years
Technology assets
Indefinite-Lived Intangible Assets [Line Items]
Estimated Useful Life	5 years